Cash and Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2017
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Short-Term Investments
Short-term investments consist of the following:

As of December 31, 2017
(in millions)	Cost basis	Unrealized Gains	Unrealized Losses	Recorded Basis

Deposits	1,029.3	—	—	1,029.3
Total	1,029.3	—	—	1,029.3

As of December 31, 2016
(in millions)	Cost basis	Unrealized Gains	Unrealized Losses	Recorded Basis

Deposits	1,150.0	—	—	1,150.0
Total	1,150.0	—	—	1,150.0